Inventory - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventory [Abstract]
Raw Materials	$ 1,064,464	$ 65,248
Shipping costs	64,066
Inventory in transit	186,245
Finished goods	116,106
Total inventories	$ 1,430,881	$ 65,248